CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Restricted cash	¥ 407,276,342	$ 63,910,545	¥ 852,134,486
Allowance for doubtful accounts of accounts receivable and contract assets	25,867,957	4,059,247	38,681,680	$ 6,070,000
Loan receivable from Xiaoying Housing Loans, net	2,484,072,931	389,805,249	1,236,026,461
Loans at fair value	389,679,352	61,149,194	1,585,731,888
Prepaid expenses and other current assets	213,127,478	33,444,352	403,776,319
Payable to investors at fair value	462,714,400	72,609,987	1,914,183,650
Payable to institutional funding partners	1,487,378,613	233,402,161	1,460,395,100
Guarantee liabilities			9,789,626	$ 1,536,206
Financial guarantee derivative	565,953,269	88,810,418	130,442,090
Short-term bank borrowings	166,500,000	26,127,483	350,545,000
Accrued payroll and welfare	44,605,137	6,999,519	34,780,834
Other tax payable	219,545,929	34,451,547	73,077,245
Income tax payable	117,148,450	18,383,148	75,916,903
Accrued expenses and other current liabilities	268,966,550	42,206,721	323,748,430
Other non-current liabilities	¥ 12,019,348	$ 1,886,098	¥ 27,614,943
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued (in shares) | shares	329,117,943	329,117,943	323,117,943	323,117,943
Common shares, shares outstanding (in shares) | shares	329,117,943	329,117,943	323,117,943	323,117,943
Xiaoying Credit Loans And Revolving Loans
Loan receivable from Xiaoying Housing Loans, net	¥ 2,484,072,931	$ 389,805,249	¥ 1,236,026,461
Consolidated Trusts and Partnerships
Restricted cash	212,812,257		476,854,616
Allowance for doubtful accounts of accounts receivable and contract assets	8,335,518		0
Loans at fair value	389,679,352		1,585,731,888
Prepaid expenses and other current assets	7,889,836		11,359,212
Consolidated Trusts and Partnerships | Xiaoying Credit Loans And Revolving Loans
Loan receivable from Xiaoying Housing Loans, net	1,622,699,799		0
Consolidated Variable Interest Entities, Trusts and Partnerships
Payable to investors at fair value	462,714,400		1,914,183,650
Payable to institutional funding partners	1,466,068,260		0
Financial guarantee derivative	565,953,269		130,442,090
Short-term bank borrowings	0		18,700,000
Accrued payroll and welfare	8,959,248		10,017,308
Other tax payable	100,333,129		37,103,700
Income tax payable	8,189,833		48,349,593
Accrued expenses and other current liabilities	85,485,440		230,564,165
Other non-current liabilities	¥ 0		¥ 1,739,541